Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenue	$ 171,659	$ 108,789	$ 340,124	$ 239,274
Voyage expenses (notes 2, 3 and 13a)	86,933	19,430	166,926	43,185
Vessel operating expenses	(52,652)	(46,853)	(105,647)	(90,991)
Time-charter hire expense	(5,697)	(7,997)	(10,380)	(21,624)
Depreciation and amortization	(29,573)	(24,415)	(59,003)	(49,324)
General and administrative expenses	(9,407)	(8,365)	(19,192)	(17,253)
Gain (loss) on sale of vessels	170	(142)	170	(4,569)
Restructuring charges	(982)	0	(982)	0
(Loss) income from operations	(13,415)	1,587	(21,836)	12,328
Equity income (loss)	(70)	(28,027)	624	(26,900)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenue	163,849	96,841	323,660	217,396
Voyage expenses (notes 2, 3 and 13a)	90,333	22,079	173,504	48,792
Vessel operating expenses	(44,738)	(34,278)	(88,454)	(68,359)
Time-charter hire expense	(4,113)	(6,935)	(7,391)	(19,069)
Depreciation and amortization	(28,454)	(23,157)	(56,639)	(46,786)
General and administrative expenses	(8,433)	(7,513)	(17,400)	(15,435)
Gain (loss) on sale of vessels	0	(150)	0	(4,577)
Restructuring charges	(152)		(152)
(Loss) income from operations	(12,374)	2,729	(19,880)	14,378
Equity income (loss)	(70)	(28,027)	624	(26,900)
Operating Segments | Ship-to-Ship Transfer Segment
Segment Reporting Information [Line Items]
Revenue	11,210	14,597	23,042	27,485
Voyage expenses (notes 2, 3 and 13a)	0	0	0	0
Vessel operating expenses	(7,914)	(12,575)	(17,193)	(22,632)
Time-charter hire expense	(1,584)	(1,062)	(2,989)	(2,555)
Depreciation and amortization	(1,119)	(1,258)	(2,364)	(2,538)
General and administrative expenses	(974)	(852)	(1,792)	(1,818)
Gain (loss) on sale of vessels	170	8	170	8
Restructuring charges	(830)	0	(830)	0
(Loss) income from operations	(1,041)	(1,142)	(1,956)	(2,050)
Equity income (loss)	0	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenue	(3,400)	(2,649)	(6,578)	(5,607)
Voyage expenses (notes 2, 3 and 13a)	(3,400)	(2,649)	(6,578)	(5,607)
Vessel operating expenses	0	0	0	0
Time-charter hire expense	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
Gain (loss) on sale of vessels	0	0	0	0
Restructuring charges	0		0
(Loss) income from operations	0	0	0	0
Equity income (loss)	$ 0	$ 0	$ 0	$ 0